SCHEDULE VI-Supplemental Information Concerning Property - Casualty Insurance Operations	12 Months Ended
Dec. 31, 2012
SCHEDULE VI-Supplemental Information Concerning Property - Casualty Insurance Operations

SCHEDULE VI — SUPPLEMENTAL INFORMATION CONCERNING PROPERTY - CASUALTY INSURANCE OPERATIONS

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

	Losses and Loss Adjustment
	Expenses Incurred Related to		Paid Losses and Loss Adjustment Expenses
Year Ended	Current Year	Prior Years
December 31, 2012	$11,926.0	$22.0	$11,431.8

December 31, 2011	$10,876.8	$(242.0)	$10,541.6

December 31, 2010	$10,451.7	$(320.4)	$9,888.0

Pursuant to Rule 12-18 of Regulation S-X. See Schedule III for the additional information required in Schedule VI.